Note 8 - Stockholders' Equity (Detail) - Valuation Model Assumptions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Dividend yield	0.00%	0.00%
Expected Volatility		44.81%
Expected Volatility	45.17%
Expected Volatility	45.32%
Risk free Interest rates	0.83%
Risk free Interest rates	1.13%
Risk free Interest rates		2.36%
Expected lives (years)	6 years	6 years